RIGHT OF USE ASSETS AND LEASE LIABILITIES - Right of Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	[1],[2]	$ 123	$ 142
Amortisation for the year		100	85		$ 78
Right of use assets at period end		187	123	[1],[2]	142	[1],[2]
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		436	395		360
Acquisition through business combination			4
Additions		159	69		83
Derecognition and other movements		(17)	(15)		(48)
Disposal of subsidiary		(26)
Translation		19	(17)		0
Right of use assets at period end		571	436		395
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(313)	(253)		(204)
Amortisation for the year		102	86		80
Impairment					10
Derecognition and other movements		19	14		38
Impairment reversal		(5)			(3)
Disposal of subsidiary		19
Translation		(12)	12
Right of use assets at period end		(384)	(313)		(253)
Mine infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		111	130
Right of use assets at period end		168	111		130
Mine infrastructure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		411	373		345
Acquisition through business combination			2
Additions		156	69		77
Derecognition and other movements		(23)	(15)		(48)
Disposal of subsidiary		(26)
Translation		18	(18)		(1)
Right of use assets at period end		536	411		373
Mine infrastructure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(300)	(243)		(197)
Amortisation for the year		99	83		77
Impairment					10
Derecognition and other movements		19	14		38
Impairment reversal		(5)			(3)
Disposal of subsidiary		19
Translation		(12)	12
Right of use assets at period end		(368)	(300)		(243)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		12	12
Right of use assets at period end		19	12		12
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		25	22		15
Acquisition through business combination			2
Additions		3	0		6
Derecognition and other movements		6	0		0
Disposal of subsidiary		0
Translation		1	1		1
Right of use assets at period end		35	25		22
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(13)	(10)		(7)
Amortisation for the year		3	3		3
Impairment					0
Derecognition and other movements		0	0		0
Impairment reversal		0			0
Disposal of subsidiary		0
Translation		0	0
Right of use assets at period end		$ (16)	$ (13)		$ (10)

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.